Stock Options - Disclosure of incentive stock options granted under plan (Details)		1 Months Ended	12 Months Ended
	Mar. 14, 2025 Share $ / shares	Mar. 27, 2024 Share $ / shares	Mar. 31, 2026 Share $ / shares	Mar. 31, 2025 Share $ / shares	Mar. 31, 2024 Share $ / shares	Mar. 31, 2023 Share $ / shares	Mar. 31, 2026 Share $ / shares	Mar. 31, 2025 Share $ / shares	Mar. 31, 2024 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance			258,263	247,266	221,642
Granted	80,000	60,500	0	82,000	60,500
Exercised			0		(8,572)
Forfeited or Expired			(54,138)	(71,003)	(26,304)
Ending balance			204,125	258,263	247,266	221,642
Total exercisable			194,675	168,138	171,180	126,513	194,675	168,138	171,180
Weighted Average Exercise Price, Beginning Balance | $ / shares			$ 79.48	$ 96.18	$ 107.2
Weighted Average Exercise Price, Granted | $ / shares	$ 7.8	$ 27.2	0	7.95	27.2
Weighted Average Exercise Price, Exercised | $ / shares			0	0	33.09
Weighted Average Exercise Price, Forfeited or Expired | $ / shares			173.15	62.49	52.61
Weighted Average Exercise Price, Ending Balance | $ / shares			$ 52.71	$ 79.48	$ 96.18	$ 107.2
Weighted Average Remaining Life			2 years 7 months 6 days	3 years 2 months 12 days	3 years 2 months 12 days	3 years 4 months 24 days
May 4, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares					$ 35
Beginning balance				0	5,714
Granted					0
Exercised					(4,286)
Forfeited or Expired					(1,428)
Ending balance					0	5,714
November 30, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares					$ 30.1
Beginning balance				0	5,000
Granted					0
Exercised					(1,500)
Forfeited or Expired					(3,500)
Ending balance					0	5,000
February 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares					$ 35
Beginning balance				0	7,179
Granted					0
Exercised					(1,464)
Forfeited or Expired					(5,715)
Ending balance					0	7,179
January 30, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares				$ 25.9	$ 25.9
Beginning balance			0	23,821	25,464
Granted				0	0
Exercised				0	(1,071)
Forfeited or Expired				(23,821)	(572)
Ending balance				0	23,821	25,464
February 11, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares				$ 83.2	$ 83.2
Beginning balance			0	5,000	5,000
Granted				0	0
Exercised				0	0
Forfeited or Expired				(5,000)	0
Ending balance				0	5,000	5,000
July 3, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares			$ 49	$ 49	$ 49
Beginning balance			643	1,500	1,607
Granted			0	0	0
Exercised			0	0	0
Forfeited or Expired			(643)	(857)	(107)
Ending balance			0	643	1,500	1,607
November 19, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares							$ 200	$ 200	$ 200
Beginning balance			30,000	30,000	30,000
Granted			0	0	0
Exercised			0	0	0
Forfeited or Expired			(30,000)	0	0
Ending balance			0	30,000	30,000	30,000
December 4, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares							$ 200	200	200
Beginning balance			1,500	2,000	2,000
Granted			0	0	0
Exercised			0	0	0
Forfeited or Expired			(1,500)	(500)	0
Ending balance			0	1,500	2,000	2,000
May 18, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares			$ 196.2	$ 196.2	$ 196.2
Beginning balance			3,245	6,370	7,328
Granted			0	0	0
Exercised			0	0	0
Forfeited or Expired			(370)	(3,125)	(958)
Ending balance			2,875	3,245	6,370	7,328
December 10, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares			$ 164.5	$ 164.5	$ 164.5
Beginning balance			42,000	52,325	55,350
Granted			0	0	0
Exercised			0	0	0
Forfeited or Expired			(1,000)	(10,325)	(3,025)
Ending balance			41,000	42,000	52,325	55,350
July 4, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares				$ 42.5	$ 42.5
Beginning balance			0	1,500	1,500
Granted				0	0
Exercised				0	0
Forfeited or Expired				(1,500)	0
Ending balance				0	1,500	1,500
November 2, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares								$ 24.6	$ 24.6
Beginning balance			0	1,000	1,000
Granted				0	0
Exercised				0	0
Forfeited or Expired				(1,000)	0
Ending balance				0	1,000	1,000
February 14, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares			$ 38	$ 38	$ 38
Beginning balance			50,250	63,250	64,500
Granted			0	0	0
Exercised			0	0	(250)
Forfeited or Expired			(6,875)	(13,000)	(1,000)
Ending balance			43,375	50,250	63,250	64,500
March 27, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares			$ 27.2	$ 27.2	$ 27.2
Beginning balance			49,125	60,500	0
Granted			0	0	60,500
Exercised			0	0	0
Forfeited or Expired			(3,875)	(11,375)	0
Ending balance			45,250	49,125	60,500	0
March 28, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares					$ 28.5
Beginning balance				0	10,000
Granted					0
Exercised					0
Forfeited or Expired					(10,000)
Ending balance					0	10,000
June 28, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares			$ 14	$ 14
Beginning balance			2,000	0
Granted			0	2,000
Exercised			0	0
Forfeited or Expired			0	0
Ending balance			2,000	2,000	0
March 14, 2030 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price | $ / shares			$ 7.8	$ 7.8
Beginning balance			79,500	0
Granted			0	80,000
Exercised			0	0
Forfeited or Expired			(9,875)	(500)
Ending balance			69,625	79,500	0